Taxation - Schedule of Loss Before Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	$ 266,695	$ 48,243	$ 13,065
Mainland China [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	84,911	20,545	13,055
Dubai [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	77,134	18,222
United States [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	$ 104,650	$ 9,476	$ 10